JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	7,716	2,483,163

Automobiles & Parts — 0.2%
Gentex Corp.	22,886	756,382

Banks — 0.8%
Bank of Hawaii Corp.(a)	8,651	676,422
Commerce Bancshares, Inc.	14,485	968,322
US Bancorp	42,026	1,800,814

		3,445,558

Beverages — 1.3%
Brown-Forman Corp., Class B	11,792	845,133
Coca-Cola Co. (The)	67,065	3,229,180
Monster Beverage Corp.*	17,691	1,536,109

		5,610,422

Chemicals — 1.5%
Air Products and Chemicals, Inc.	7,927	2,114,607
Celanese Corp.	8,247	1,007,371
CF Industries Holdings, Inc.	12,796	529,499
LyondellBasell Industries NV, Class A	8,290	710,950
NewMarket Corp.	1,602	628,288
PPG Industries, Inc.	9,846	1,326,355

		6,317,070

Construction & Materials — 0.6%
Acuity Brands, Inc.	4,384	527,132
AO Smith Corp.	11,498	624,341
Lennox International, Inc.(a)	2,256	621,505
Watsco, Inc.	4,303	1,026,223

		2,799,201

Electricity — 2.1%
AES Corp. (The)	16,132	393,459
Evergy, Inc.	12,254	658,407
Exelon Corp.	37,237	1,547,570
Hawaiian Electric Industries, Inc.	9,802	324,054
IDACORP, Inc.	4,727	417,394
NextEra Energy, Inc.	47,192	3,816,417
NRG Energy, Inc.	23,036	953,921
Pinnacle West Capital Corp.	389	29,272
Vistra Corp.	34,714	693,239

		8,833,733

Electronic & Electrical Equipment — 1.2%
Allegion plc	8,731	934,304
Keysight Technologies, Inc.*	11,108	1,572,782
Mettler-Toledo International, Inc.*	1,293	1,510,353
Waters Corp.*	4,979	1,317,792

		5,335,231

Financial Services — 6.8%
American Express Co.	20,118	2,338,919
Broadridge Financial Solutions, Inc.	8,289	1,171,319
Cboe Global Markets, Inc.	6,790	622,847
Eaton Vance Corp.	15,544	1,043,624
Intercontinental Exchange, Inc.	15,186	1,675,775
Mastercard, Inc., Class A	22,140	7,002,661
Moody’s Corp.	6,490	1,728,027
Nasdaq, Inc.	8,995	1,216,754
S&P Global, Inc.	7,865	2,493,205
SEI Investments Co.	13,865	732,765
T. Rowe Price Group, Inc.	8,826	1,381,092
Visa, Inc., Class A(a)	39,078	7,551,823

		28,958,811

Fixed Line Telecommunications — 1.4%
AT&T, Inc.	13,428	384,444
Verizon Communications, Inc.	106,308	5,820,363

		6,204,807

Food & Drug Retailers — 0.6%
McKesson Corp.	8,324	1,452,288
Sprouts Farmers Market, Inc.*	40,773	923,509

		2,375,797

Food Producers — 0.4%
Hershey Co. (The)	6,956	1,011,680
Hormel Foods Corp.	17,024	797,745

		1,809,425

Gas, Water & Multiutilities — 0.7%
Ameren Corp.(a)	15,006	1,091,236
National Fuel Gas Co.	14,966	602,531
UGI Corp.	31	1,116
WEC Energy Group, Inc.	14,972	1,331,011

		3,025,894

General Industrials — 1.7%
3M Co.	17,423	3,060,524
Honeywell International, Inc.	19,621	3,833,355
Vontier Corp.*	15,380	498,773

		7,392,652

General Retailers — 9.9%
Amazon.com, Inc.*	1,421	4,556,010
AutoZone, Inc.*	1,166	1,304,020
Best Buy Co., Inc.	13,178	1,434,030
Copart, Inc.*	12,202	1,339,170
Costco Wholesale Corp.	12,156	4,284,139
Dick’s Sporting Goods, Inc.	16,269	1,090,186
Dollar General Corp.	9,600	1,868,256
eBay, Inc.	30,267	1,710,388
Foot Locker, Inc.	11,315	495,823
frontdoor, Inc.*	9,510	523,430
Grand Canyon Education, Inc.*	6,162	523,400
Home Depot, Inc. (The)	27,193	7,364,408
Kohl’s Corp.	2,560	112,794
Lowe’s Cos., Inc.	22,512	3,756,127
O’Reilly Automotive, Inc.*	3,324	1,414,262
Ross Stores, Inc.	14,472	1,610,589
Target Corp.	16,010	2,900,532
TJX Cos., Inc. (The)	39,451	2,526,442
Tractor Supply Co.	9,035	1,280,621
Walmart, Inc.	7,611	1,069,269
Williams-Sonoma, Inc.	9,375	1,208,625

		42,372,521

Health Care Equipment & Services — 2.7%
Bio-Techne Corp.	3,227	1,048,485
Chemed Corp.	2,007	1,039,425
DaVita, Inc.*	9,539	1,119,592
Edwards Lifesciences Corp.*	23,201	1,915,939
HCA Healthcare, Inc.(a)	8,137	1,322,100
IDEXX Laboratories, Inc.*	3,752	1,796,007

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Quidel Corp.*	5,252	1,318,094
ResMed, Inc.	7,278	1,467,026
Universal Health Services, Inc., Class B	4,667	581,882

		11,608,550

Household Goods & Home Construction — 2.3%
Church & Dwight Co., Inc.	9,726	821,166
Clorox Co. (The)	7,084	1,483,815
Procter & Gamble Co. (The)	60,496	7,756,192

		10,061,173

Industrial Engineering — 2.6%
Allison Transmission Holdings, Inc.	18,114	737,240
Brunswick Corp.	7,301	631,244
Cummins, Inc.	7,174	1,681,729
Donaldson Co., Inc.	12,397	736,878
Graco, Inc.	16,463	1,134,959
IDEX Corp.	6,116	1,138,738
Illinois Tool Works, Inc.	11,184	2,172,045
Lincoln Electric Holdings, Inc.	7,738	886,001
Rockwell Automation, Inc.	6,040	1,501,121
Toro Co. (The)	4,260	401,505

		11,021,460

Industrial Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	4,662	541,165
Southern Copper Corp. (Peru)	7,132	473,636

		1,014,801

Industrial Transportation — 1.5%
CH Robinson Worldwide, Inc.	11,379	973,587
Expeditors International of Washington, Inc.	5,771	516,620
Landstar System, Inc.	6,816	950,151
Union Pacific Corp.	19,341	3,819,267
United Parcel Service, Inc., Class B	1,918	297,290

		6,556,915

Leisure Goods — 0.9%
Electronic Arts, Inc.	12,990	1,860,168
Pool Corp.	3,504	1,241,047
Take-Two Interactive Software, Inc.*	2,916	584,512

		3,685,727

Life Insurance — 0.5%
Aflac, Inc.	28,188	1,273,534
Globe Life, Inc.	9,374	847,316

		2,120,850

Media — 1.3%
Cable One, Inc.	354	708,000
Dolby Laboratories, Inc., Class A	10,794	950,196
FactSet Research Systems, Inc.	3,109	939,975
Interpublic Group of Cos., Inc. (The)	44,411	1,068,973
Omnicom Group, Inc.	13,551	845,311
Sirius XM Holdings, Inc.(a)	160,575	1,005,200

		5,517,655

Mining — 0.2%
Royal Gold, Inc.	7,282	778,300

Nonlife Insurance — 3.6%
Allstate Corp. (The)	13,945	1,494,625
Aon plc, Class A	8,825	1,792,358
Arch Capital Group Ltd.*	22,605	710,023
Arthur J Gallagher & Co.	11,639	1,343,257
Brown & Brown, Inc.	22,858	984,951
Chubb Ltd.	10,257	1,494,137
Erie Indemnity Co., Class A	3,719	904,089
Hartford Financial Services Group, Inc. (The)	11,639	558,905
Marsh & McLennan Cos., Inc.	18,122	1,991,789
Progressive Corp. (The)	21,448	1,870,051
Travelers Cos., Inc. (The)	9,445	1,287,353
WR Berkley Corp.	12,872	799,866

		15,231,404

Oil & Gas Producers — 1.9%
Cabot Oil & Gas Corp.	40,871	749,166
Chevron Corp.	44,456	3,787,651
ConocoPhillips	62,180	2,489,056
EOG Resources, Inc.	24,169	1,231,652

		8,257,525

Oil Equipment, Services & Distribution — 0.3%
Helmerich & Payne, Inc.	34,334	833,630
Schlumberger NV	30,724	682,380

		1,516,010

Personal Goods — 2.1%
Carter’s, Inc.	10,036	883,570
Colgate-Palmolive Co.	28,778	2,244,684
Estee Lauder Cos., Inc. (The), Class A	6,749	1,597,151
Kimberly-Clark Corp.	12,342	1,630,378
NIKE, Inc., Class B	12,801	1,710,086
VF Corp.	9,743	748,944

		8,814,813

Pharmaceuticals & Biotechnology — 10.7%
AbbVie, Inc.	47,307	4,848,021
Alexion Pharmaceuticals, Inc.*	2,243	343,919
Amgen, Inc.	16,281	3,930,722
Biogen, Inc.*	6,374	1,801,356
Eli Lilly and Co.	24,097	5,011,453
Gilead Sciences, Inc.	38,044	2,495,686
Illumina, Inc.*	5,241	2,234,972
Jazz Pharmaceuticals plc*	6,100	948,550
Johnson & Johnson	50,082	8,169,877
Merck & Co., Inc.	66,249	5,105,811
Moderna, Inc.*	5,716	989,783
Pfizer, Inc.	108,907	3,909,761
Regeneron Pharmaceuticals, Inc.*	2,828	1,424,860
Vertex Pharmaceuticals, Inc.*	8,949	2,050,037
Zoetis, Inc.	15,989	2,466,303

		45,731,111

Real Estate Investment Trusts — 3.2%
AGNC Investment Corp.	42,850	668,460
American Tower Corp.	13,456	3,059,356
Apartment Income REIT Corp.*	6,861	266,001
Apartment Investment and Management Co., Class A	9,837	45,152
Brookfield Property REIT, Inc., Class A	12,525	217,309
Camden Property Trust	4,743	484,497
CoreSite Realty Corp.	6,019	809,194
Equity Commonwealth	15,790	450,173
Equity LifeStyle Properties, Inc.	14,115	858,757
Equity Residential	9,298	573,129

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Extra Space Storage, Inc.	9,009	1,025,134
Federal Realty Investment Trust	4,350	380,886
Gaming and Leisure Properties, Inc.	19,981	821,818
Lamar Advertising Co., Class A	9,119	736,633
Life Storage, Inc.	6,272	511,670
Public Storage	6,939	1,579,455
Simon Property Group, Inc.	10,418	968,145
Weingarten Realty Investors	9,680	217,897

		13,673,666

Software & Computer Services — 16.6%
Adobe, Inc.*	12,452	5,712,604
Akamai Technologies, Inc.*	11,007	1,222,107
Alphabet, Inc., Class A*	4,717	8,619,657
Amdocs Ltd.	9,453	667,571
Arista Networks, Inc.*	4,489	1,380,637
Aspen Technology, Inc.*	7,775	1,041,073
Autodesk, Inc.*	7,952	2,206,123
Cadence Design Systems, Inc.*	13,370	1,743,314
CDK Global, Inc.	7,052	351,895
Cerner Corp.	15,857	1,270,304
Citrix Systems, Inc.	7,990	1,065,147
Cognizant Technology Solutions Corp., Class A	22,444	1,749,510
Crowdstrike Holdings, Inc., Class A*	5,876	1,268,041
Dropbox, Inc., Class A*	25,051	566,904
EPAM Systems, Inc.*	3,187	1,097,698
Facebook, Inc., Class A*	28,330	7,318,489
Fortinet, Inc.*	6,027	872,408
Gartner, Inc.*	4,224	641,668
GoDaddy, Inc., Class A*	5,309	417,181
International Business Machines Corp.	26,037	3,101,267
Intuit, Inc.	7,825	2,826,625
Manhattan Associates, Inc.*	9,634	1,090,858
Match Group, Inc.*	6,814	953,006
Microsoft Corp.	37,689	8,742,340
Nuance Communications, Inc.*(a)	14,313	651,814
Oracle Corp.	56,111	3,390,788
Palo Alto Networks, Inc.*	4,897	1,717,623
Paycom Software, Inc.*	2,834	1,076,183
Premier, Inc., Class A	16,745	567,153
Proofpoint, Inc.*	4,644	599,448
SS&C Technologies Holdings, Inc.	10,922	686,775
Synopsys, Inc.*	6,989	1,785,340
Tyler Technologies, Inc.*	2,104	889,550
VeriSign, Inc.*	6,050	1,174,124
VMware, Inc., Class A*(a)	4,572	630,250
Zoom Video Communications, Inc., Class A*	5,354	1,992,063

		71,087,538

Support Services — 3.6%
Accenture plc, Class A	17,551	4,245,938
Automatic Data Processing, Inc.	14,440	2,384,333
Cintas Corp.	4,319	1,373,960
Jack Henry & Associates, Inc.	6,094	882,350
MSC Industrial Direct Co., Inc., Class A	7,130	553,074
Paychex, Inc.	16,191	1,413,798
Robert Half International, Inc.	15,452	1,043,010
Verisk Analytics, Inc.	7,917	1,452,770
Western Union Co. (The)	41,124	915,831
WW Grainger, Inc.	3,117	1,135,804

		15,400,868

Technology Hardware & Equipment — 11.8%
Analog Devices, Inc.	10,891	1,604,571
Apple, Inc.	56,981	7,519,213
Applied Materials, Inc.	23,969	2,317,323
Cisco Systems, Inc.	113,809	5,073,605
Intel Corp.	95,937	5,325,463
KLA Corp.	5,590	1,565,591
Lumentum Holdings, Inc.*	6,616	620,581
Maxim Integrated Products, Inc.	15,819	1,387,485
Motorola Solutions, Inc.	6,573	1,101,306
NetApp, Inc.	11,846	787,048
NVIDIA Corp.	14,708	7,642,130
Qorvo, Inc.*	7,732	1,321,244
QUALCOMM, Inc.	30,424	4,754,663
Skyworks Solutions, Inc.	6,636	1,123,143
SYNNEX Corp.	6,217	507,432
Teradyne, Inc.	11,060	1,255,089
Texas Instruments, Inc.	25,538	4,231,391
Ubiquiti, Inc.(a)	3,358	1,034,230
Xilinx, Inc.	11,220	1,464,995

		50,636,503

Tobacco — 1.0%
Altria Group, Inc.	61,986	2,546,385
Philip Morris International, Inc.	20,907	1,665,242

		4,211,627

Travel & Leisure — 3.0%
Booking Holdings, Inc.*	1,293	2,514,019
Copa Holdings SA, Class A (Panama)	10,584	818,884
Darden Restaurants, Inc.	9,330	1,090,584
Hilton Worldwide Holdings, Inc.	12,860	1,303,875
Marriott International, Inc., Class A	12,278	1,428,054
McDonald’s Corp.	19,250	4,000,920
Yum! Brands, Inc.	14,754	1,497,384

		12,653,720

TOTAL COMMON STOCKS (Cost $379,691,085)		427,300,883

SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 0.0%(b)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $175,190)	175,190	175,190

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	3,249,325	3,249,650
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	1,136,401	1,136,401

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $4,386,051)		4,386,051

TOTAL SHORT-TERM INVESTMENTS (Cost $4,561,241)		4,561,241

Total Investments — 100.9% (Cost $384,252,326)		431,862,124
Liabilities in Excess of Other Assets — (0.9%)		(3,941,190)

Net Assets — 100.0%		427,920,934

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a) The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $4,222,674.
(b) Amount rounds to less than 0.1% of net assets.
(c) Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d) The rate shown is the current yield as of January 31, 2021.
* Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	35	03/2021	USD	649,775	4,220

Abbreviations

USD	United States Dollar

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$431,862,124	$—	$—	$431,862,124

Appreciation in Other Financial Instruments
Futures Contracts(a)	$4,220	$—	$—	$4,220

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$2,749,650	$4,500,000	$4,000,000	$(350)	$350	$3,249,650	3,249,325	$757	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	530,051	14,500,711	13,894,361	—	—	1,136,401	1,136,401	62	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	104,552	3,648,080	3,577,442	—	—	175,190	175,190	53	—

Total	$3,384,253	$22,648,791	$21,471,803	$(350)	$350	$4,561,241		$872	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.